RIGHT-OF-USE ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Costs of acquired right of use	$ 776,741	$ 52,664